Other Liabilities - Reconciliation of Change in Insurance-Related Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Miscellaneous liabilities [abstract]
Insurance-related liabilities, beginning of year	$ 11,201	$ 12,845
Increase (decrease) in life insurance policy benefit liabilities from:
New business	1,424	354
In-force policies	(261)	(1,938)
Changes in actuarial assumptions and methodology	(21)	201
Foreign currency		3
Net increase (decrease) in life insurance policy benefit liabilities	1,142	(1,380)
Change in other insurance-related liabilities	(3)	(264)
Insurance-related liabilities, end of year	$ 12,340	$ 11,201